INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets [abstract]
Non-current assets	€ 3,813,311	€ 3,499,786
Current assets [abstract]
Other current assets	153,183	122,224
Cash and cash equivalents	1,388,901	1,344,146	€ 1,362,406	€ 897,946
Total assets	7,765,823	6,863,505
Equity and liabilities
Equity	2,602,487	2,211,416	1,789,204	€ 1,487,288
Debt	2,811,779	2,630,011
Other liabilities	952,025	726,775
Total equity and liabilities	7,765,823	6,863,505
Profit or loss [abstract]
Net revenues	5,095,254	4,270,894	3,459,790
Cost of sales	2,648,953	2,080,613	1,686,324
Selling, general and administrative costs	427,974	348,024	336,126
Other expenses/(income), net	21,548	5,561	18,475
Profit before taxes	1,177,766	1,042,231	667,035
Income tax expense	238,472	209,095	58,155
Net profit	939,294	833,136	608,880
Ferrari Financial Services GmbH
Non-current assets [abstract]
Non-current assets	3,685	4,037
Current assets [abstract]
Receivables from financing activities	1,037,350	908,362
Other current assets	2,637	5,096
Cash and cash equivalents	19,123	14,046
Total assets	1,062,795	931,541
Equity and liabilities
Equity	94,914	81,156
Debt	868,652	763,563
Other liabilities	99,229	86,822
Total equity and liabilities	1,062,795	931,541
Profit or loss [abstract]
Net revenues	52,100	46,103	37,764
Cost of sales	22,943	16,971	14,864
Selling, general and administrative costs	8,923	8,565	8,494
Other expenses/(income), net	1,116	2,730	1,213
Profit before taxes	19,118	17,837	13,193
Income tax expense	5,336	4,045	3,898
Net profit	€ 13,782	€ 13,792	€ 9,295